CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]
Balance as at Dec. 31, 2011	$ 1,208,878	$ 824	$ 915,404	$ (112)	$ 292,762
Balance of shares as at Dec. 31, 2011		82,419,417
Net income / (loss)	49,623				49,623
Issuance of restricted stock and compensation cost, shares		667,614
Issuance of restricted stock and compensation cost	6,417	7	6,410
Stock repurchased and retired, shares		(626,734)
Stock repurchased and retired, value	(4,564)	(6)	(4,558)
Balance as at Sep. 30, 2012	1,260,354	825	917,256	(112)	342,385
Balance of shares as at Sep. 30, 2012		82,460,297
Balance as at Dec. 31, 2012	1,266,424	822	918,007	194	347,401
Balance of shares as at Dec. 31, 2012		82,233,424
Net income / (loss)	(11,609)				(11,609)
Issuance of restricted stock and compensation cost, shares		607,946
Issuance of restricted stock and compensation cost	6,135	6	6,129
Actuarial loss	(98)			(98)
Balance as at Sep. 30, 2013	$ 1,260,852	$ 828	$ 924,136	$ 96	$ 335,792
Balance of shares as at Sep. 30, 2013		82,841,370